APF II RESI O4B-24A, LLC Form ABS 15-G

EXHIBIT 99.5 - SCHEDULE 1

Client Name:	RMS
Client Project Name:	HOMES 2024-NQM2
Deal Loan Count:	5

Exception Detail Loan Level

Loans in Report	5
Loan Number	Alt Loan Number	Borrower Name	Original Balance	State	QM Status	Final Overall Grade	Final Credit Grade	Final Property Valuations Grade	Final Compliance Grade	Active Material Exceptions	Active Non-Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Loan Status	Sample Group
20674	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	B	A	A	B	(No Data)	(No Data)	CMPTRID3706: TILA/RESPA Integrated Disclosure: TRID - Curable Issue #1 related to the Closing Disclosure in file
- Initial Clayton Comments:  Final CD XXXX, Loan Costs, Itemized borrower paid fees ($XXXX) do not match the total figure entered on the form ($XXXX) for a variance of $XXXX. Fee itemization in file indicates an additional wire fee of $XXXX was disclosed.Exception satisfied with PCCD XXXX in file.
													(No Data)	CFCFS1744: DTI below guideline requirement - Clayton Comments: 22.25% DTI CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: XXXX months reserves	(No Data)	(No Data)	Complete	XXXXXX
20677	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	A	A	A	A	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Complete	XXXXXX
20676	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	B	A	A	B	(No Data)	(No Data)	CMPDOC2856: Documentation: TILA - Loan Originator information missing from Note.
- Clayton Conclusion Comments:  Document provided to cure.

CMPTRID3670: TILA/RESPA Integrated Disclosure:  TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within XXXX days of consummation
- Initial Clayton Comments:  $XXXX Zero Percent Tolerance Violation due to the addition of an Origination Fee of $XXXX on Final CD XXXX, without a valid Change in Circumstance (CIC). Requires CIC, or corrected PCCD, copy of refund check, LOX and verification of shipping.
- Clayton Conclusion Comments:  CIC in the file indicates the lock expired and was extended with a fee, Borrowers signed.
(No Data)	CFCFS1744: DTI below guideline requirement
- Clayton Comments:  31.14% DTI

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  XXXX months reserves

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  56.52% LTV
															(No Data)	(No Data)	Complete	XXXXXX
20673	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	A	A	A	A	(No Data)	(No Data)	CRDCRMH149: Credit/Mtg History: Missing support docs for VOM/VOR (e.g. cancelled checks)
- Initial Clayton Comments:  The guidelines allow XXXX last XXXX months. In this case, the borrower has no primary residence history or letter of living rent free and with whom. Further, there is no XXXX  months payment history for the subject property.
- Clayton Conclusion Comments:  Document provided to cure.
													(No Data)	CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: XXXX months reserves CFCFS1737: LTV below guideline requirements - Clayton Comments: 50% LTV	(No Data)	(No Data)	Complete	XXXXXX
20675	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	A	A	A	A	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Complete	XXXXXX

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.